Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—99.2%
AUSTRALIA—0.7%
Materials—0.7%
BHP Group Ltd., ADR	117,500	$ 7,361,375
BRAZIL—1.6%
Industrials—1.0%
CCR SA	3,650,100	10,258,489
Materials—0.6%
Vale SA, ADR	444,300	6,500,109
Total Brazil		16,758,598
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.(a)	354,300	13,038,240
CHINA—2.8%
Communication Services—1.0%
Tencent Holdings Ltd.	220,200	10,120,639
Financials—1.2%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	12,044,247
Real Estate—0.6%
China Vanke Co. Ltd., H Shares	4,490,800	6,365,037
Total China		28,529,923
DENMARK—1.2%
Financials—1.2%
Tryg A/S	634,900	12,535,338
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	1,531,806	6,021,436
FRANCE—7.1%
Consumer Discretionary—1.2%
LVMH Moet Hennessy Louis Vuitton SE	13,550	12,584,800
Consumer Staples—1.2%
Danone SA	203,300	12,414,867
Energy—1.4%
TotalEnergies SE, ADR(a)	240,300	14,622,255
Industrials—1.7%
Alstom SA	345,498	10,579,234
Teleperformance	44,600	6,468,731
		17,047,965
Utilities—1.6%
Engie SA	976,200	16,014,878
Total France		72,684,765
GERMANY—2.5%
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,800	10,465,195
Utilities—1.5%
RWE AG	343,400	14,779,468
Total Germany		25,244,663
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	266,500	11,236,173
Shares		Value

JAPAN—2.1%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	1,722,400	$ 13,869,192
Real Estate—0.7%
GLP J-REIT	7,600	7,487,246
Total Japan		21,356,438
NETHERLANDS—6.5%
Consumer Staples—1.2%
Heineken NV	122,700	12,010,056
Financials—1.1%
ING Groep NV, Series N	793,700	11,585,371
Industrials—1.2%
Ferrovial SE	384,314	12,735,759
Information Technology—3.0%
ASML Holding NV	16,800	12,033,315
BE Semiconductor Industries NV	152,800	18,244,106
		30,277,421
Total Netherlands		66,608,607
NORWAY—0.9%
Communication Services—0.9%
Telenor ASA	890,530	9,533,072
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	1,314,871	13,158,902
SPAIN—1.9%
Communication Services—0.9%
Cellnex Telecom SA(b)(c)	241,800	9,874,889
Consumer Discretionary—1.0%
Amadeus IT Group SA	138,600	9,942,622
Total Spain		19,817,511
SWEDEN—0.6%
Industrials—0.6%
Atlas Copco AB, A Shares	404,400	5,744,860
TAIWAN—1.3%
Information Technology—1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	752,000	13,579,314
UNITED KINGDOM—5.9%
Communication Services—0.7%
Vodafone Group PLC, ADR	777,900	7,483,398
Consumer Discretionary—1.0%
Taylor Wimpey PLC	6,638,307	9,744,100
Energy—0.3%
Capricorn Energy PLC	1,431,167	3,254,610
Financials—1.0%
London Stock Exchange Group PLC	98,400	10,685,723
Health Care—1.4%
AstraZeneca PLC, ADR	192,300	13,787,910
Industrials—1.1%
Melrose Industries PLC	1,664,770	11,329,694
Utilities—0.4%
SSE PLC	177,327	3,834,365
Total United Kingdom		60,119,800

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES—59.8%
Communication Services—1.8%
Alphabet, Inc., Class C(a)(c)	136,200	$ 18,129,582
Consumer Discretionary—6.0%
Aptiv PLC(a)(c)	91,100	9,974,539
Genuine Parts Co.	72,500	11,289,700
Las Vegas Sands Corp.(c)	138,600	8,289,666
Lowe's Cos., Inc.(a)	68,000	15,930,360
TJX Cos., Inc. (The)(a)	177,700	15,376,381
		60,860,646
Consumer Staples—6.2%
Coca-Cola Co. (The)	239,400	14,826,042
Keurig Dr Pepper, Inc.	303,500	10,322,035
Mondelez International, Inc., Class A(a)	190,200	14,099,526
Nestle SA	100,300	12,288,668
Target Corp.(a)	85,500	11,668,185
		63,204,456
Energy—1.8%
New Fortress Energy, Inc.	127,900	3,651,545
Williams Cos., Inc. (The)	418,700	14,424,215
		18,075,760
Financials—7.3%
Bank of America Corp.(a)	306,700	9,814,400
Blackstone, Inc., Class A	110,000	11,526,900
CME Group, Inc.	53,100	10,564,776
Fidelity National Information Services, Inc.	148,900	8,990,582
Goldman Sachs Group, Inc. (The)	34,800	12,384,276
Huntington Bancshares, Inc.(a)	766,300	9,379,512
JPMorgan Chase & Co.	77,300	12,210,308
		74,870,754
Health Care—10.8%
AbbVie, Inc.	91,000	13,611,780
Baxter International, Inc.	157,300	7,114,679
Bristol-Myers Squibb Co.(a)	162,900	10,130,751
CVS Health Corp.	139,300	10,404,317
Eli Lilly & Co.	27,100	12,318,305
Medtronic PLC(a)	118,900	10,434,664
Merck & Co., Inc.	89,100	9,502,515
Roche Holding AG	42,200	13,084,167
Sanofi	118,593	12,652,037
UnitedHealth Group, Inc.(a)	21,900	11,089,503
		110,342,718
Industrials—4.5%
FedEx Corp.(a)	51,800	13,983,410
Norfolk Southern Corp.(a)	39,400	9,203,446
Schneider Electric SE	80,800	14,412,460
Stanley Black & Decker, Inc.	87,400	8,676,198
		46,275,514
Shares		Value

Information Technology—13.0%
Amdocs Ltd.	142,100	$ 13,306,244
Analog Devices, Inc.	68,600	13,687,758
Apple, Inc.(a)	213,600	41,961,720
Broadcom, Inc.(a)	20,800	18,691,920
Cisco Systems, Inc.(a)	245,300	12,765,412
Microsoft Corp.(a)	97,200	32,651,424
		133,064,478
Materials—3.2%
Air Products & Chemicals, Inc.	30,700	9,373,631
Linde PLC	35,700	13,852,580
Newmont Corp.	214,700	9,214,924
		32,441,135
Real Estate—1.8%
American Tower Corp.	46,400	8,830,384
Gaming and Leisure Properties, Inc., REIT	206,800	9,814,728
		18,645,112
Utilities—3.4%
CMS Energy Corp.(a)	156,000	9,526,920
FirstEnergy Corp.(a)	238,000	9,374,820
NextEra Energy Partners LP	84,900	4,622,805
NextEra Energy, Inc.(a)	146,000	10,701,800
		34,226,345
Total United States		610,136,500
Total Common Stocks		1,013,465,515
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	288,800	13,007,769
Total Preferred Stocks		13,007,769
Total Investments (Cost $811,520,150)—100.5%		1,026,473,284
Liabilities in Excess of Other Assets—(0.5%)		(5,576,951)
Net Assets—100.0%		$1,020,896,333

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2023	Royal Bank of Canada	USD	81,693,868	EUR	73,500,000	$81,117,544	$576,324

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
3